Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
23. Subsequent Events

Conflict in the Middle East

The Company is closely monitoring the evolving geopolitical situation in the Middle East. As of March 12, 2026, the Company does not have any vessels operating in, or transiting through the area and the Company to date has not experienced any significant operational or financial impact. The Company will continue to monitor the situation and will take appropriate measures to protect the safety of our crew and assets.

Capital Return Policy

On March 11, 2026, the Company's Board of Directors declared a cash dividend of $0.07 per share of the Company’s common stock for the quarter ended December 31, 2025, under the Company's Capital Return Policy, payable on March 31, 2026, to all shareholders of record as of the close of business U.S Eastern time on March 23, 2026 (the "Dividend"). The aggregate amount of the Dividend is expected to be approximately $4.6 million, which the Company anticipates will be funded from cash on hand.

Also as part of the Company's Capital Return Policy for the quarter ended December 31, 2025, the Company expects to repurchase approximately $1.0 million of common stock between March 13, 2026, and March 31, 2026, subject to operating needs, market conditions, legal requirements, stock price and other circumstances, such that the Dividend and share repurchases together equal 30% of net income for the quarter ended December 31, 2025.

Financing

On March 2, 2026, the Company entered into a $133.8 million senior secured pre- and post-delivery term loan (the “March 2026 Senior Secured Term Loan”) with ABN AMRO Bank N.V., Credit Agricole Corporate & Investment Bank and, Nordea Bank Abp, filial i Norge to partially finance the construction of Navigator Parsec and Navigator Pleione, and has and will use cash on hand to pay the remainder of the construction costs. The March 2026 Senior Secured Term Loan matures five years after delivery of the second vessel, however the borrower has the option to extend the facility for a further 12 months. The facility is non-amortizing for the pre-delivery tranche and then amortizes for the post-delivery tranche, with a balloon repayment of $100.3 million on the five-year maturity date (if the 12-month extension is not taken). The facility bears interest at a rate of Term SOFR plus 150 basis points.

Vessel Sales

On December 28, 2025, Happy Falcon, a 2002-built 3,770 cbm semi-refrigerated small gas carrier was redelivered from the Unigas Pool which decreased the number of our vessels operating in the Unigas Pool from nine to eight. The Happy Falcon was held for sale atDecember 31, 2025, and was subsequently sold to an independent third party on January 28, 2026, for net proceeds of $4.0 million generating a profit on sale of approximately $1.8 million.

The Navigator Saturn, a 2000-built 22,085 cbm ethylene-capable semi-refrigerated handysize gas carrier was held for sale at December 31, 2025, and was subsequently sold to an independent third party on January 28, 2026 for net proceeds of $15.9 million generating a profit on sale of approximately $10.3 million.

On January 6, 2026, following the natural cessation of the Company's PT Navigator Khatulistiwa (“PTNK”) business in Indonesia in February 2025, Navigator Pluto was sold back to an entity under common control of the Company in order to continue operating within the group's ordinary fleet.
Legal Update

In February 2025, as part of an investigation into allegations of corruption, Muhamad Kerry Adrianto and certain other business partners and executives of PT Pertamina (Persero), Indonesia's state-owned energy company (“Pertamina”), were arrested by Indonesian authorities. The allegations relate to the mismanagement of crude oil and oil refinery products at Pertamina between 2018 and 2023. The legal proceedings linked with the investigation by local authorities relating to nine individuals concluded in February 2026, with all nine defendants being found guilty. Mr. Adrianto was given a custodial sentence of 15 years, a fine of around $60,000 and an order to pay compensation of approximately $173 million. On March 5, 2026, Mr. Adrianto lodged an appeal to his sentence with the High Court in Indonesia and we continue to monitor developments. Mr Adrianto served as a director of PTNK, our Indonesian joint venture, until September 2025 when he was replaced as a director of PTNK.

We continue to believe that the events surrounding Mr. Adrianto will not have a material impact on the Company or our operations.